Share-based payments - Summary of Terms and Conditions, Relating to the Grants of the Non-vested Stock Award under the Equity Compensation Plan (Detail)	12 Months Ended
Dec. 31, 2025 shares
February, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	32,852
Contractual life	5 years
February, 2021 | Vesting Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.20
February, 2021 | Vesting Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.20
February, 2021 | Vesting Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.20
February, 2021 | Vesting Tranche 4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.20
February, 2021 | Vesting Tranche 5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.20
February, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	103,802
Contractual life	3 years
February, 2021 | Vesting Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.33
February, 2021 | Vesting Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.33
February, 2021 | Vesting Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.33
February, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	13,943
Contractual life	3 years
February, 2022 | Vesting Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.33
February, 2022 | Vesting Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.33
February, 2022 | Vesting Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.33
June, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	20,368
Contractual life	3 years
June, 2022 | Vesting Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.33
June, 2022 | Vesting Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.33
June, 2022 | Vesting Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.33
June, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	994
Contractual life	3 years
June, 2022 | Vesting Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.33
June, 2022 | Vesting Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.33
June, 2022 | Vesting Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.33
February, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	30,567
Contractual life	3 years
February, 2023 | Vesting Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.33
February, 2023 | Vesting Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.33
February, 2023 | Vesting Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.33
June, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	10,809
Contractual life	3 years
June, 2023 | Vesting Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.33
June, 2023 | Vesting Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.33
June, 2023 | Vesting Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.33
September, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	634
Contractual life	3 years
September, 2023 | Vesting Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.33
September, 2023 | Vesting Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.33
September, 2023 | Vesting Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.33
February, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	33,147
Contractual life	3 years
February, 2024 | Vesting Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.33
February, 2024 | Vesting Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.33
February, 2024 | Vesting Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.33
June, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	42,469
Contractual life	3 years
June, 2024 | Vesting Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.33
June, 2024 | Vesting Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.33
June, 2024 | Vesting Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.33
September, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	10,000
Contractual life	5 years
September, 2024 | Vesting Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.15
September, 2024 | Vesting Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.15
September, 2024 | Vesting Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.15
September, 2024 | Vesting Tranche 4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.25
September, 2024 | Vesting Tranche 5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.30
February, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	22,476
Contractual life	3 years
February, 2025 | Vesting Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.33
February, 2025 | Vesting Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.33
February, 2025 | Vesting Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.33
February, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	1,879
Contractual life	Immediate
February, 2025 | Vesting Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	1
June, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	7,752
Contractual life	3 years
June, 2025 | Vesting Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.33
June, 2025 | Vesting Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.33
June, 2025 | Vesting Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.33
June, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	1,020
Contractual life	5 years
June, 2025 | Vesting Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.20
June, 2025 | Vesting Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.20
June, 2025 | Vesting Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.20
June, 2025 | Vesting Tranche 4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.20
June, 2025 | Vesting Tranche 5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.20
August, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	858
Contractual life	3 years
August, 2025 | Vesting Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.33
August, 2025 | Vesting Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.33
August, 2025 | Vesting Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.33